Wireless Licenses, Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Wireless Licenses, Goodwill And Other Intangible Assets [Abstract]
Changes In The Carrying Amount Of Wireless Licenses

(dollars in millions)
Balance at January 1, 2010	$72,067
Acquisitions (Note 2)	178
Capitalized interest on wireless licenses	748
Reclassifications, adjustments and other	3

Balance at December 31, 2010	$72,996
Acquisitions (Note 2)	58
Capitalized interest on wireless licenses	196

Balance at December 31, 2011	$73,250

Changes In The Carrying Amount Of Goodwill

	(dollars in millions)
	Verizon Wireless	Wireline	Total
Balance at January 1, 2010	$17,738	$4,734	$22,472
Acquisitions (Note 2)	131	–	13
Dispositions (Note 2)	–	(614)	(614)
Reclassifications, adjustments and other	–	(1)	(1)

Balance at December 31, 2010	$17,869	$4,119	$21,988
Acquisitions (Note 2)	94	1,275	1,369

Balance at December 31, 2011	$17,963	$5,394	$23,357

Composition Of Other Intangible Assets, Net

					(dollars in millions)
	2011			2010
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 13 years)	$3,529	$(2,052)	$1,477	$3,150	$(1,551)	$1,599
Non-network internal-use software (3 to 7 years)	9,536	(5,487)	4,049	8,446	(4,614)	3,832
Other (2 to 25 years)	561	(209)	352	885	(486)	399

Total	$13,626	$(7,748)	$5,878	$12,481	$(6,651)	$5,830

Amortization Expense For Other Intangible Assets

Years	(dollars in millions)
2011	$1,505
2010	1,812
2009	1,970

Estimated Annual Amortization Expense For Other Intangible Assets

Years	(dollars in millions)
2012	$1,363
2013	1,193
2014	884
2015	695
2016	491